PREPAID EXPENSES	12 Months Ended
Dec. 31, 2021
PREPAID EXPENSES
PREPAID EXPENSES
6.	PREPAID EXPENSES

	December 31, 2021	December 31, 2020
Exploration and evaluation	$4,293	$877
General and administrative	44	86
Insurance	1,452	114
Total	$5,789	$1,077